Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015
2016	$ 12,105	$ 37,303
2017	13,947	31,064
2018	7,916	24,382
2019	4,730	19,200
2020	2,476	13,215
Thereafter	1,908	23,939
Total minimum lease payments	$ 43,082	$ 149,103